Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share of common stock (Parentheticals) - CF ACQUISITION CORP. VI [Member] - $ / shares	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A – Public shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average number of shares of common stock outstanding	30,000,000	30,000,000	30,000,000	21,215,470		25,643,836
Diluted net loss per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class A – Private Placement Shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average number of shares of common stock outstanding	700,000	700,000	700,000	495,028		598,356
Diluted net loss per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class B – Common stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average number of shares of common stock outstanding					7,500,000	7,500,000
Diluted net loss per share of common stock					$ 0.00	$ (0.53)